Financial Instruments - Summary of Aggregate Contracted Principal Amounts of Company's Derivative Contracts Outstanding (Detail)
₺ in Millions, ₱ in Millions, € in Millions, ₨ in Millions, ₡ in Millions, ฿ in Millions, රු in Millions, ر.ق in Millions, ر.ع. in Millions, ر.س in Millions, ¥ in Millions, ¥ in Millions, £ in Millions, zł in Millions, kr in Millions, kr in Millions, kr in Millions, SFr in Millions, S/ in Millions, RON in Millions, RM in Millions, R$ in Millions, R in Millions, .د.ب in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
		Mar. 31, 2026 INR (₨)	Mar. 31, 2026 OMR (ر.ع.)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 EUR (€)	Mar. 31, 2026 GBP (£)	Mar. 31, 2026 AUD ($)	Mar. 31, 2026 SGD ($)	Mar. 31, 2026 ZAR (R)	Mar. 31, 2026 CAD ($)	Mar. 31, 2026 SAR (ر.س)	Mar. 31, 2026 QAR (ر.ق)	Mar. 31, 2026 TRY (₺)	Mar. 31, 2026 NOK (kr)	Mar. 31, 2026 JPY (¥)	Mar. 31, 2026 DKK (kr)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 COP ($)	Mar. 31, 2026 MYR (RM)	Mar. 31, 2026 RON	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 TWD ($)	Mar. 31, 2026 CHF (SFr)	Mar. 31, 2026 PHP (₱)	Mar. 31, 2026 THB (฿)	Mar. 31, 2026 PLN (zł)	Mar. 31, 2026 BRL (R$)	Mar. 31, 2026 SEK (kr)	Mar. 31, 2026 CRC (₡)	Mar. 31, 2026 PEN (S/)	Mar. 31, 2026 LKR (රු)	Mar. 31, 2026 CLP ($)	Mar. 31, 2026 BHD (.د.ب)	Mar. 31, 2026 MXN ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 OMR (ر.ع.)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 EUR (€)	Mar. 31, 2025 GBP (£)	Mar. 31, 2025 AUD ($)	Mar. 31, 2025 SGD ($)	Mar. 31, 2025 ZAR (R)	Mar. 31, 2025 CAD ($)	Mar. 31, 2025 SAR (ر.س)	Mar. 31, 2025 QAR (ر.ق)	Mar. 31, 2025 TRY (₺)	Mar. 31, 2025 NOK (kr)	Mar. 31, 2025 JPY (¥)	Mar. 31, 2025 DKK (kr)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 COP ($)	Mar. 31, 2025 MYR (RM)	Mar. 31, 2025 RON	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 TWD ($)	Mar. 31, 2025 CHF (SFr)	Mar. 31, 2025 PHP (₱)	Mar. 31, 2025 THB (฿)	Mar. 31, 2025 PLN (zł)	Mar. 31, 2025 BRL (R$)	Mar. 31, 2025 SEK (kr)	Mar. 31, 2025 CRC (₡)	Mar. 31, 2025 PEN (S/)	Mar. 31, 2025 LKR (රු)	Mar. 31, 2025 CLP ($)	Mar. 31, 2025 BHD (.د.ب)	Mar. 31, 2025 MXN ($)
At cost [member] | Sell: Forward contracts [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | $				$ 944																																	$ 752
At cost [member] | Sell: Forward contracts [member] | U.S.Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | $				2,475																																	1,008
Non-designated derivative instruments | $	[1]			944																																	752
At cost [member] | Sell: Forward contracts [member] | EURO [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | €					€ 118																																	€ 46
Non-designated derivative instruments | €					237																																	94
At cost [member] | Sell: Forward contracts [member] | Great British Pound [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | £						£ 66																																	£ 43
Non-designated derivative instruments | £						79																																	12
At cost [member] | Sell: Forward contracts [member] | Australian Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | $							$ 31																																	$ 23
Non-designated derivative instruments | $							47																																	65
At cost [member] | Sell: Forward contracts [member] | Singapore, Dollars [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | $								$ 45																																	$ 34
At cost [member] | Sell: Forward contracts [member] | South Africa, Rand [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | R									R 55																																	R 162
At cost [member] | Sell: Forward contracts [member] | Canadian Dollar [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | $										$ 95																																	$ 142
At cost [member] | Sell: Forward contracts [member] | Saudi Arabian Riyal [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ر.س											ر.س 30																																	ر.س 179
At cost [member] | Sell: Forward contracts [member] | Switzerland, Francs [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | SFr																							SFr 6																																	SFr 9
At cost [member] | Sell: Forward contracts [member] | Qatar, Rials [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ر.ق												ر.ق 5																																	ر.ق 13
At cost [member] | Sell: Forward contracts [member] | Turkey, New Lira [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ₺													₺ 90																																	₺ 90
At cost [member] | Sell: Forward contracts [member] | Norway, Krone [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | kr														kr 12																																	kr 0
At cost [member] | Sell: Forward contracts [member] | Oman, Rials [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ر.ع.			ر.ع. 1																																	ر.ع. 2
At cost [member] | Sell: Forward contracts [member] | Japan, Yen [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ¥															¥ 1,220																																	¥ 705
At cost [member] | Sell: Forward contracts [member] | Denmark, Kroner [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | kr																kr 0																																	kr 31
At cost [member] | Sell: Forward contracts [member] | Colombia, Pesos [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | $																		$ 8,120																																	$ 8,120
At cost [member] | Sell: Forward contracts [member] | Malaysia, Ringgits [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | RM																			RM 24																																	RM 32
At cost [member] | Sell: Forward contracts [member] | Romania, New Lei [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | RON																				RON 0																																	RON 8
At cost [member] | Sell: Forward contracts [member] | Hong Kong, Dollars [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | $																					$ 42																																	$ 39
At cost [member] | Sell: Forward contracts [member] | Taiwan, New Dollars [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | $																						$ 57																																	$ 40
At cost [member] | Sell: Forward contracts [member] | Philippines, Pesos [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments				242																				₱ 0													197																				₱ 150
At cost [member] | Sell: Forward contracts [member] | Thailand, Baht [Member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ฿																									฿ 52																																	฿ 43
At cost [member] | Sell: Forward contracts [member] | Poland, Zlotych [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | zł																										zł 8																																	zł 10
At cost [member] | Sell: Forward contracts [member] | Brazil, Brazil Real
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | R$																											R$ 106																																	R$ 17
At cost [member] | Sell: Forward contracts [member] | CNH [Member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ¥																	¥ 0																																	¥ 7
At cost [member] | Range forward option contracts [member] | U.S.Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | $				400																																	764
At cost [member] | Range forward option contracts [member] | EURO [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | €					41																																	36
At cost [member] | Range forward option contracts [member] | Great British Pound [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | £						41																																	43
At cost [member] | Range forward option contracts [member] | Australian Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | $							76																																	31
At cost [member] | Interest rate swaps [member] | U.S.Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | $				0																																	225
At cost [member] | Buy l forward contract [member] | U.S.Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | $				750																																	0
Non-designated derivative instruments | $				$ 20																																	$ 18
At cost [member] | Buy l forward contract [member] | EURO [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | €					€ 193																																	€ 10
At cost [member] | Buy l forward contract [member] | Great British Pound [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | £						£ 16																																	£ 24
At cost [member] | Buy l forward contract [member] | Australian Dollar [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | $							$ 0																																	$ 3
At cost [member] | Buy l forward contract [member] | Singapore, Dollars [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | $								$ 0																																	$ 2
At cost [member] | Buy l forward contract [member] | Canadian Dollar [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | $										$ 20																																	$ 19
At cost [member] | Buy l forward contract [member] | Saudi Arabian Riyal [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | $																																		$ 11																																	$ 0
At cost [member] | Buy l forward contract [member] | United Arab Emirates, Dirhams [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | $																																		16																																	0
At cost [member] | Buy l forward contract [member] | Qatar, Rials [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ر.ق												ر.ق 9																																	ر.ق 4
At cost [member] | Buy l forward contract [member] | Oman, Rials [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ر.ع.
At cost [member] | Buy l forward contract [member] | Sweden, Kronor [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | kr																												kr 19																																	kr 34
At cost [member] | Buy l forward contract [member] | Japan, Yen [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ¥															¥ 347																																	¥ 306
At cost [member] | Buy l forward contract [member] | Denmark, Kroner [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | kr																kr 9																																	kr 9
At cost [member] | Buy l forward contract [member] | Mexican, Peso [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | $																																		178																																	81
At cost [member] | Buy l forward contract [member] | Malaysia, Ringgits [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | RM																			RM 9																																	RM 7
At cost [member] | Buy l forward contract [member] | Romania, New Lei [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | RON																				RON 51																																	RON 67
At cost [member] | Buy l forward contract [member] | Bahrain, Dinars [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | .د.ب																																	.د.ب 1																																	.د.ب 1
At cost [member] | Buy l forward contract [member] | Hong Kong, Dollars [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | $																					$ 0																																	$ 38
At cost [member] | Buy l forward contract [member] | Costa Rica, Colones [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ₡																													₡ 2,300																																	₡ 1,871
At cost [member] | Buy l forward contract [member] | Korea (South), Won [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | $																																		$ 6,400																																	$ 0
At cost [member] | Buy l forward contract [member] | Philippines, Pesos [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ₱																								₱ 90																																	₱ 168
At cost [member] | Buy l forward contract [member] | Peru, Nuevos Soles [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | S/																														S/ 0																																	S/ 5
At cost [member] | Buy l forward contract [member] | Sri Lanka, Rupees [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | රු																															රු 1,693																																	රු 1,100
At cost [member] | Buy l forward contract [member] | Chile, Pesos [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | $																																$ 2,900																																	$ 2,900
At cost [member] | Buy l forward contract [member] | Thailand, Baht [Member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ฿																									฿ 30																																	฿ 178
At cost [member] | Buy l forward contract [member] | Poland, Zlotych [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | zł																										zł 76																																	zł 99
At cost [member] | Buy l forward contract [member] | Brazil, Brazil Real
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | R$																											R$ 10																																	R$ 66
At cost [member] | Buy l forward contract [member] | CNH [Member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ¥																	¥ 208																																	¥ 137
At fair value [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		₨ (10,090)																																	₨ 852
At fair value [member] | Sell: Forward contracts [member] | U.S.Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments		(8,574)																																	(608)
Non-designated derivative instruments	[1]	(1,581)																																	975
At fair value [member] | Sell: Forward contracts [member] | EURO [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments		347																																	78
Non-designated derivative instruments		299																																	(27)
At fair value [member] | Sell: Forward contracts [member] | Great British Pound [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments		169																																	30
Non-designated derivative instruments		176																																	(14)
At fair value [member] | Sell: Forward contracts [member] | Australian Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments		(20)																																	79
Non-designated derivative instruments		74																																	12
At fair value [member] | Sell: Forward contracts [member] | Singapore, Dollars [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		55																																	4
At fair value [member] | Sell: Forward contracts [member] | South Africa, Rand [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		8																																	(13)
At fair value [member] | Sell: Forward contracts [member] | Canadian Dollar [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		47																																	71
At fair value [member] | Sell: Forward contracts [member] | Saudi Arabian Riyal [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments																																			(4)
At fair value [member] | Sell: Forward contracts [member] | Switzerland, Francs [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		13																																	(3)
At fair value [member] | Sell: Forward contracts [member] | Qatar, Rials [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments
At fair value [member] | Sell: Forward contracts [member] | Turkey, New Lira [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		1																																	2
At fair value [member] | Sell: Forward contracts [member] | Norway, Krone [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		1																																	0
At fair value [member] | Sell: Forward contracts [member] | Oman, Rials [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments
At fair value [member] | Sell: Forward contracts [member] | Japan, Yen [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		32																																	(13)
At fair value [member] | Sell: Forward contracts [member] | Denmark, Kroner [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		0																																	(11)
At fair value [member] | Sell: Forward contracts [member] | Colombia, Pesos [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(3)																																	1
At fair value [member] | Sell: Forward contracts [member] | Malaysia, Ringgits [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		20																																	1
At fair value [member] | Sell: Forward contracts [member] | Romania, New Lei [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		0																																	(1)
At fair value [member] | Sell: Forward contracts [member] | Hong Kong, Dollars [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments
At fair value [member] | Sell: Forward contracts [member] | Taiwan, New Dollars [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		1
At fair value [member] | Sell: Forward contracts [member] | Philippines, Pesos [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		0																																	(4)
At fair value [member] | Sell: Forward contracts [member] | Thailand, Baht [Member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(2)																																	2
At fair value [member] | Sell: Forward contracts [member] | Poland, Zlotych [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		1																																	1
At fair value [member] | Sell: Forward contracts [member] | Brazil, Brazil Real
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(18)																																	(2)
At fair value [member] | Sell: Forward contracts [member] | CNH [Member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		0																																	(1)
At fair value [member] | Range forward option contracts [member] | U.S.Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments		(1,497)																																	333
At fair value [member] | Range forward option contracts [member] | EURO [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments		108																																	(55)
At fair value [member] | Range forward option contracts [member] | Great British Pound [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments		67																																	(89)
At fair value [member] | Range forward option contracts [member] | Australian Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments		(32)																																	5
At fair value [member] | Interest rate swaps [member] | U.S.Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments		0																																	24
At fair value [member] | Buy l forward contract [member] | U.S.Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments		500																																	0
Non-designated derivative instruments		15																																	(25)
At fair value [member] | Buy l forward contract [member] | EURO [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(162)																																	23
At fair value [member] | Buy l forward contract [member] | Great British Pound [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(16)																																	37
At fair value [member] | Buy l forward contract [member] | Australian Dollar [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		0																																	(2)
At fair value [member] | Buy l forward contract [member] | Singapore, Dollars [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(0)																																	(3)
At fair value [member] | Buy l forward contract [member] | Canadian Dollar [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(11)																																	(40)
At fair value [member] | Buy l forward contract [member] | Saudi Arabian Riyal [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments																																			(0)
At fair value [member] | Buy l forward contract [member] | United Arab Emirates, Dirhams [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments																																			(0)
At fair value [member] | Buy l forward contract [member] | Qatar, Rials [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments
At fair value [member] | Buy l forward contract [member] | Oman, Rials [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments
At fair value [member] | Buy l forward contract [member] | Sweden, Kronor [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(7)																																	18
At fair value [member] | Buy l forward contract [member] | Japan, Yen [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(1)																																	3
At fair value [member] | Buy l forward contract [member] | Denmark, Kroner [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments																																			(1)
At fair value [member] | Buy l forward contract [member] | Mexican, Peso [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(14)																																	(1)
At fair value [member] | Buy l forward contract [member] | Malaysia, Ringgits [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(4)
At fair value [member] | Buy l forward contract [member] | Romania, New Lei [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(12)																																	11
At fair value [member] | Buy l forward contract [member] | Bahrain, Dinars [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments
At fair value [member] | Buy l forward contract [member] | Hong Kong, Dollars [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(0)																																	(5)
At fair value [member] | Buy l forward contract [member] | Costa Rica, Colones [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(7)
At fair value [member] | Buy l forward contract [member] | Korea (South), Won [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(8)																																	(0)
At fair value [member] | Buy l forward contract [member] | Philippines, Pesos [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(2)																																	2
At fair value [member] | Buy l forward contract [member] | Peru, Nuevos Soles [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		0
At fair value [member] | Buy l forward contract [member] | Sri Lanka, Rupees [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(2)																																	(1)
At fair value [member] | Buy l forward contract [member] | Chile, Pesos [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(3)																																	(5)
At fair value [member] | Buy l forward contract [member] | Thailand, Baht [Member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(6)																																	(5)
At fair value [member] | Buy l forward contract [member] | Poland, Zlotych [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		(43)																																	56
At fair value [member] | Buy l forward contract [member] | Brazil, Brazil Real
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		8																																	18
At fair value [member] | Buy l forward contract [member] | CNH [Member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		₨ (7)																																	₨ (1)

[1]	U.S.$ 752 and U.S.$ 944 includes U.S.$/PHP sell forward of U.S.$ 197 and U.S.$ 242 as at March 31, 2025 and 2026, respectively.